united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 102, Omaha, NE 68137

(Address of principal executive offices) (Zip code)

James P. Ash, Gemini Fund Services, LLC.

80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2616

Date of fiscal year end: 7/31

Date of reporting period: 7/31/15

ITEM 1. REPORTS TO SHAREHOLDERS.

Affinity Small Cap Fund

Class A AISOX

Class C AISPX

Class I AISQX

July 31, 2015

Annual Report

www.affinityinvestment.com

Affinity Small Cap Fund
STATEMENT OF ASSETS AND LIABILITIES
July 31, 2015

ASSETS
Receivable for Fund shares sold	$102,000
Deferred Offering Costs	43,037
TOTAL ASSETS	145,037

LIABILITIES
Payable for Offering Costs	43,037
TOTAL LIABILITIES	43,037
NET ASSETS	$102,000

Composition of Net Assets:
Paid in capital	$102,000
NET ASSETS	$102,000

Net Asset Value Per Share:
Class A Shares:
Net Assets	$100,000
Shares of beneficial interest outstanding (c)	10,000
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$10.00
Maximum offering price per share
(net asset value plus maximum sales charge of 5.75%)	$10.61

Class C Shares:
Net Assets	$1,000
Shares of beneficial interest outstanding (c)	100
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (b)	$10.00

Class I Shares:
Net Assets	$1,000
Shares of beneficial interest outstanding (c)	100
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$10.00

(a)	Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge (“CDSC”) on shares redeemed less than 18 months after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions).

(b)	A CDSC of 1.00% is imposed in the event of certain redemption transactions within one year following each investment.

(c)	Unlimited number of shares of beneficial interest authorized, no par value.

See accompanying notes to financial statements.

Affinity Small Cap Fund
STATEMENTS OF CHANGES IN NET ASSETS

For the
Period Ended
July 31, 2015
FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	$100,000
Class C	1,000
Class I	1,000
Net increase in net assets from shares of beneficial interest	102,000

TOTAL INCREASE IN NET ASSETS	102,000

NET ASSETS
Beginning of Period	—
End of Period	$102,000

SHARE ACTIVITY
Class A:
Shares Sold	10,000
Net increase in shares of beneficial interest outstanding	10,000

Class C:
Shares Sold	100
Net increase in shares of beneficial interest outstanding	100

Class I:
Shares Sold	100
Net increase in shares of beneficial interest outstanding	100

See accompanying notes to financial statements.

AFFINITY SMALL CAP FUND
NOTES TO FINANCIAL STATEMENTS
July 31, 2015

(1)	ORGANIZATION

The Affinity Small Cap Fund (the “Fund”) is a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The fund commenced operations on July 31, 2015. The investment objective seeks to provide capital growth and income.

The fund offers Class A, Class C and Class I shares. Class A shares are offered at net asset value (“NAV”) plus a maximum shares charge of 5.75%. Investors that purchase $1,000,000 or more of the Fund’s Class A shares will not pay any initial sales charge on the purchase. However, purchases of $1,000,000 or more of Class A shares may be subject to a contingent deferred sales charge (“CDSC”) on shares redeemed during the first 18 months after their purchase in the amount of the commissions paid on the shares redeemed. Class C shares of the Fund are sold at NAV without an initial sales charge but may be subject to a CDSC on shares redeemed. Class I shares of the Fund are sold at NAV without an initial sales charge and are not subject to 12b-1 distribution fees or a CDSC. Each share class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

(2)	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Security Valuation Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the last bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be

AFFINITY SMALL CAP FUND
NOTES TO FINANCIAL STATEMENTS
July 31, 2015

valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor and/or sub-Advisor. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process. As noted above, the fair value team is composed of one or more representative from each of the (i) Trust, (ii) administrator, and (iii) Advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Advisor or sub-Advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Advisor or sub-Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current

AFFINITY SMALL CAP FUND
NOTES TO FINANCIAL STATEMENTS
July 31, 2015

market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Offering Costs

All costs incurred by the Fund in connection with its offering will be paid by Anfield Capital Management, LLC (the “Adviser”) and will be subject to recoupment as described in Note 4. Offering costs incurred by the Fund are treated as deferred charges until operations commence and thereafter will be amortized over a 12 month period using the straight line method. Offering costs are recorded on the Statement of Assets and Liabilities, and are $43,037 as of July 31, 2015.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions related to the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the period. Actual results could differ from those estimates.

Security Transactions and Related Income

Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders

Dividends from net investment income and net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes

The Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and, if so qualified, will not be liable for federal income taxes to the extent all earnings are distributed to shareholders on a timely basis. Therefore, no federal income tax provision has been recorded.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax

AFFINITY SMALL CAP FUND
NOTES TO FINANCIAL STATEMENTS
July 31, 2015

benefits should be recorded related to uncertain tax positions taken or expected to be taken by the Fund in its 2015 tax return. The Fund identifies its major tax jurisdictions as U.S. Federal and Nebraska, and foreign jurisdictions where the Fund makes significant investments.

The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses

Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification

The Fund indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on industry experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

(3)	FINANCIAL HIGHLIGHTS

The Fund’s operations commenced on July 31, 2015 and it did not hold any investments or have any net investment income during the period ended July 31, 2015, therefore the Fund does not present financial highlights, as there would be no activity to present. The opening and closing net asset value for Class A, Class C, and Class I shares on July 31, 2015 was $10.00 per share, as presented in the Statement of Assets and Liabilities.

(4)	INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

As compensation for its services, the Fund pays to the Adviser a monthly advisory fee at an annual rate of 0.95% of its average daily net assets.

The Adviser, pursuant to an Expense Limitation Agreement (the “Agreement”) has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until December 1, 2016 to ensure that Net Annual Operating Expenses (exclusive of any interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) will not exceed 1.75%, 2.50%, and 1.50% of the Fund’s average daily net assets for Class A, Class C, and Class I shares respectively. The Agreement will allow the Adviser to recover amounts previously reimbursed for operating expenses to the Fund to the extent that the Fund’s expense ratio falls below the above indicated expense limitations. The amounts that can be recovered will be limited to the difference between the actual expense ratio and the amount of the expense limitation. Under such agreement, the Adviser can only recover such amounts for a period of up to three years.

AFFINITY SMALL CAP FUND
NOTES TO FINANCIAL STATEMENTS
July 31, 2015

Anfield has entered into a sub-advisory agreement with Affinity Investment Advisors, LLC to serve as the Fund’s sub-advisor. Anfield pays the sub-advisory fees from its advisory fee. Subject to oversight by Anfield, Affinity is responsible for managing the Fund’s investment portfolio according to the Fund’s investment objectives, policies and restrictions.

The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% and 1.00% of its average daily net assets for Class A and Class C respectively, and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Advisor. In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. A trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for servicing in such capacities.

Blu Giant, LLC (“Blu Giant”), Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

(5)	SUBSEQUENT EVENTS

Subsequent events after the Statement of Assets and Liabilities date have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Two Roads Shared Trust

and the Shareholders of Affinity Small Cap Fund

We have audited the accompanying statement of assets and liabilities and the related statement of changes in net assets, of Affinity Small Cap Fund (the Fund), a series of the Two Roads Shared Trust as of July 31, 2015. These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform audits of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Affinity Small Cap Fund as of July 31, 2015, in conformity with accounting principles generally accepted in the United States of America.

Denver, Colorado

September 29, 2015

Approval of Advisory and Sub-Advisory Agreements – Affinity Small Cap Fund

At a meeting held on April 20, 2015 (the “Meeting”), the Board of Trustees (the “Board”) of Two Roads Shared Trust (the “Trust”), including each of the Independent Trustees, considered the approval of an investment advisory agreement (the “Advisory Agreement”) between Anfield Capital Management, LLC (“Anfield” or the “Adviser”) and the Trust, on behalf of the Affinity Small Cap Fund (the “Fund”), a new series of the Trust, and also considered the approval of a sub-advisory agreement (the “Sub-Advisory Agreement”, and together with the Advisory Agreement, the “Agreements”) among the Adviser, Affinity Capital Management, LLC (“Affinity” or the “Sub-Adviser”) and the Trust.

In connection with the Board’s consideration of the Agreements, the Board received written materials in advance of the Meeting, which included information regarding: (a) a description of the Adviser’s and the Sub-Adviser’s investment management personnel; (b) an overview of the Adviser’s and the Sub-Adviser’s operations and financial condition; (c) a description of the Sub-Adviser’s brokerage practices (including any soft dollar arrangements); (d) a comparison of the Fund’s proposed advisory fee and estimated overall expenses with those of comparable mutual funds; (e) the anticipated level of profitability from the Adviser’s and the Sub-Adviser’s fund-related operations; (f) the compliance policies and procedures of each of the Adviser and the Sub-Adviser, including policies and procedures for personal securities transactions; and (g) information regarding the historical performance of a composite of discretionary accounts managed by the Sub-Adviser using a strategy similar to the Fund’s proposed investment strategy.

In its consideration of the Agreements, the Board did not identify any single factor as controlling. Matters considered by the Board in connection with its approval of the Agreements included, among others, the following:

Nature, Extent and Quality of Services. The Board reviewed materials provided by each of the Adviser and the Sub-Adviser related to the proposed Advisory Agreement and Sub-Advisory Agreement on behalf of the Fund, including the proposed Advisory Agreement and Sub-Advisory Agreement, the proposed Operating Expenses Limitation and Security Agreement, each of the Adviser’s and the Sub-Adviser’s Form ADV, a description of the manner in which investment decisions are to be made and executed, a review of the professional personnel of each of the Adviser and the Sub-Adviser that would perform services for the Fund, and a certification from each firm certifying that it has adopted a Code of Ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b).

In reaching their conclusions, the Board considered that the Adviser will act as the Fund’s investment adviser, but will delegate day-to day investment decisions of the Fund to the Sub-Adviser, and that the Adviser will generally provide management, compliance and operational support to the Fund, as well as certain sales and distribution support. The Board considered that the Adviser had within the last two years transitioned from serving primarily as a sub-adviser and structured its operations and made significant investment in its management, compliance and distribution staff. The Board considered that the Adviser appears to have the skills, experience and sophistication necessary to effectively oversee the Sub-Adviser and concluded that the Adviser had sufficient quality and depth of personnel, resources, and compliance policies and procedures for performing its duties under the proposed Advisory Agreement.

With respect to the Sub-Adviser, the Board considered the materials submitted by Affinity and noted that the Sub-Adviser’s personnel has extensive asset management experience, including experience managing registered mutual funds, and has managed strategies substantially similar to those proposed for the Fund. The Board considered the size and organizational structure of the Sub-Adviser and concluded that the Sub-Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures for performing its duties under the proposed Sub-Advisory Agreement and that the nature, overall quality and extent of the portfolio management services to be provided by the Sub-Adviser to the Fund were satisfactory and reliable.

Performance. The Board considered that the Fund is newly formed and does not have a record of prior performance to submit at the Meeting. The Board reviewed and considered the performance of Affinity’s small cap equity strategy, as represented by a composite of discretionary accounts (the “Affinity Composite”), over the one-, three-, five- and ten-year periods as of March 31, 2015. The Board considered that the Affinity Composite had outperformed its benchmark index, the Russell 2000 Index, over each of these periods. The Board concluded that the performance information presented was satisfactory and that the Sub-Adviser was expected to obtain an acceptable level of investment returns to shareholders.

Fees and Expenses. As to the costs of the services to be provided and profits to be realized, the Board considered a comparison of the Fund’s proposed advisory fee and estimated overall expenses to those of certain peer funds with similar investment objectives and strategies selected by the Adviser (the “Peer Group”). The Board considered that the Adviser proposed to charge an advisory fee of 0.95% of the Fund’s average net assets. The Board considered the analysis prepared by the Adviser and noted that as compared to funds in the Peer Group with less than $100 million in assets, the Fund’s proposed advisory fee was at or below the median. The Board also considered that Affinity proposes to charge a sub-advisory fee of 0.80%, and that after payment of this sub-advisory fee Anfield would retain 0.15% of its advisory fee. The Board considered the services to be rendered to the Fund by each of the Adviser and Sub-Adviser for management, compliance, oversight and portfolio management and determined that the allocation of the fee was reasonable. The Board noted that the Adviser has contractually agreed to reimburse expenses to limit net annual operating expenses for the Fund to 1.75%, 2.50% and 1.50% for each of Class A, Class C and Class I shares, respectively, for the first year of the Fund’s operation. The Board considered the overall levels of skill, experience and sophistication of each of the Adviser and Sub-Adviser in executing the Fund’s investment strategy and concluded that the proposed contractual advisory and sub-advisory fees were fair and reasonable and that the overall expected expense ratio was acceptable in light of these factors.

Profitability. The Board considered the Adviser’s and Sub-Adviser’s anticipated profitability and whether these profits are reasonable in light of the services proposed to be provided to the Fund and the Fund’s projected growth. The Board noted that the Adviser will retain a portion of the overall advisory fee for its services and that the Sub-Adviser will bear the cost of the operating expenses of the Fund, and considered an estimated profitability analysis prepared by the Sub-Adviser. The Board concluded that, given the Fund’s expected asset levels during its first two years of operations and the estimated costs of managing the Fund, it was satisfied that the Adviser’s and Sub-Adviser’s anticipated levels of profitability from their relationship with the Fund would not be excessive during the Fund’s start-up phase.

Economies of Scale. The Board considered whether the Adviser and Sub-Adviser would realize economies of scale with respect to their management of the Fund. The Board considered the estimated profitability analysis included in the Board Materials, and considered that while expenses of managing the Fund as a percentage of assets under management are expected to decrease as the Fund’s assets grow, at current and projected asset levels, economies of scale was not a relevant consideration at this time. The Board noted that it would revisit whether economies of scale exist in the future once the Fund has achieved sufficient scale.

Conclusion. The Board, having requested and received such information from each of the Adviser and the Sub-Adviser as it believed reasonably necessary to evaluate the terms of the proposed Advisory Agreement and Sub-Advisory Agreement, and having been advised by independent counsel that the Board had appropriately considered and weighed all relevant factors, determined that approval of each of the Advisory Agreement and Sub-Advisory Agreement for an initial two-year term is in the best interests of the Fund and its future shareholders.

Affinity Small Cap Fund
EXPENSE EXAMPLES
July 31, 2015 (Unaudited)

As a shareholder of Affinity Small Cap Fund, you incur two types of costs: (1) transaction costs, including sales loads and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Affinity Small Cap Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Affinity Small Cap Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period***
Actual	7/31/15	7/31/15	7/31/15 – 7/31/15	7/31/15 – 7/31/15
Class A	$ 1,000.00	$ 1,000.00	$ 0.00	1.75%
Class C	1,000.00	1,000.00	0.00	2.50
Class I	1,000.00	1,000.00	0.00	1.50

	Beginning	Ending	Expenses Paid	Expense Ratio
Hypothetical	Account Value	Account Value	During Period**	During Period***
(5% return before expenses)	2/1/15	7/31/15	2/1/15 – 7/31/15	2/1/15 – 7/31/15
Class A	$1,000.00	$1,016.12	$ 8.75	1.75%
Class C	1,000.00	1,012.40	12.47	2.50
Class I	1,000.00	1,017.36	7.50	1.50

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (1) divided by the number of days in the fiscal year (365).

**	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365)

***	Annualized.

Affinity Small Cap Fund
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
July 31, 2015

Trustees and Officers. The Trustees and officers of the Trust, together with information as to their principal business occupations during the past five years and other information, are shown below. Unless otherwise noted, the address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130.

Independent Trustees

Name, Address, Year of Birth	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex**	Other Directorships Held During Past 5 Years
Mark Garbin Year of Birth: 1951	Trustee, Valuation Committee Chairman	Indefinite, Since 2012	Managing Principal, Coherent Capital Management LLC (since 2008)	11	Forethought Variable Insurance Trust (since 2013) (Lead Independent and Chairman of the Valuation Committee); Northern Lights Fund Trust 1 (since 2013); Northern Lights Variable Trust (since 2013); Altegris KKR Private Equity Master Fund and Altegris KKR Private Equity Fund (since 2014) (Chairman of the Valuation Committees); and Oak Hill Advisors Mortgage Strategies Fund (offshore), Ltd. (since 2014)
Mark D. Gersten Year of Birth: 1950	Chairman, Trustee	Indefinite, Since 2012	Independent Consultant (since 2012); Senior Vice President – Global Fund Administration Mutual Funds & Alternative Funds, AllianceBernstein LP (1985-2011)	11	Schroder Global Series Trust (since 2012); Northern Lights Fund Trust 1 (since 2013); Northern Lights Variable Trust (since 2013); Altegris KKR Private Equity Master Fund and Altegris KKR Private Equity Fund (since 2014) (Chairman of the Boards and Chairman of the Audit Committees)
Neil M. Kaufman Year of Birth: 1960	Trustee, Audit Committee Chairman	Indefinite, Since 2012	Partner, Abrams Fensterman, Fensterman, Eisman, Formato, Ferrara & Wolf, LLP (since 2010); Partner, Davidoff, Malito & Hutcher, LLP (2004-2010)	11	Altegris KKR Private Equity Master Fund and Altegris KKR Private Equity Fund (since 2014)
Anita K. Krug Year of Birth: 1969	Trustee	Indefinite, Since 2012	Associate Professor, University of Washington School of Law (since 2014); Assistant Professor, University of Washington School of Law (2010-2014); Partner, Howard Rice, P.C. (2007-2010);	11	Altegris KKR Private Equity Master Fund and Altegris KKR Private Equity Fund (since 2014)

4/30/15 – Two Roads v1

Affinity Small Cap Fund
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
July 31, 2015

Officers of the Trust

Name, Address, Year of Birth	Position(s) Held with Registrant	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex*	Other Directorships Held During Past 5 Years
Andrew Rogers 80 Arkay Drive Hauppauge, NY 11788 Year of Birth: 1969	President Since Inception	Chief Executive Officer, Gemini Fund Services, LLC (since 2012); President and Manager, Gemini Fund Services, LLC (2006 - 2012);and President and Manager, GemCom LLC (2004 - 2011).	N/A	Northern Lights Fund Trust (since 2013)
Richard A. Malinowski 80 Arkay Drive Hauppauge, NY 11788 Year of Birth: 1983	Secretary Since 2013	Assistant Vice President, Gemini Fund Services, LLC, (2012 – present); Vice President and Manager, BNY Mellon Investment Servicing (US), Inc., (2011-2012); Senior Specialist, BNY Mellon Investment Servicing (US), Inc.(formerly PNC Global Investment Servicing (US) Inc.) (2008-2011).	N/A	N/A
James Colantino 80 Arkay Drive Hauppauge, NY 11788 Year of Birth: 1969	Treasurer Since Inception	Senior Vice President (2012 to present); Vice President (from 2004 to Present; Gemini Fund Services, LLC.	N/A	N/A
William B. Kimme Year of Birth: 1962	Chief Compliance Officer Since Inception	Senior Compliance Officer, Northern Lights Compliance Services, LLC (September 2011 - present); Regulatory and Compliance Professional, Mick & Associates (August, 2009 - September 2011); Assistant Director, FINRA (January 2000 – August 2009).	N/A	N/A

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-866-866-4848.

4/30/15 – Two Roads v1

PRIVACY NOTICE

FACTS	WHAT DOES TWO ROADS SHARED TRUST DO WITH YOUR PERSONAL INFORMATION

Why?	Financial companies choose how they share your personal information.

Federal law gives consumers the right to limit some but not all sharing.
Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	THE TYPES OF PERSONAL INFORMATION WE COLLECT AND SHARE DEPENDS ON THE PRODUCT OR SERVICE THAT YOU HAVE WITH US. THIS INFORMATION CAN INCLUDE:

● Social Security number and income

● Account transactions and transaction history

● Investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reason Two Roads Shared Trust chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Two Roads Shared Trust share?	Can you limit this sharing?
For our everyday business purposes –
such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes –	NO	We do not share
to offer our products and services to you
For joint marketing with other financial companies	NO	We do not share

For our affiliates’ everyday business purposes –	NO	We do not share
information about your transactions and experiences

For our affiliates’ everyday business purposes –	NO	We do not share
information about your creditworthiness
For our affiliates to market to you	NO	We do not share

For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-402-895-1600

What we do

How does Two Roads Shared Trust protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does Two Roads Shared Trust	We collect your personal information, for example, when you
collect my personal information?
● open an account or give us contact information

● provide account information or give us your income information

● make deposits or withdrawals from your account

We also collect your personal information from other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes – information about your creditworthiness

● affiliates from using your information to market to you

● sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliates financial companies that together market financial products or services to you.

● Two Roads Shared Trust does not jointly market.

Proxy Voting Policy

Information regarding how the Fund votes proxies relating to portfolio securities for the 6 month period ended April 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-866-866-4848 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

Each Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-866-866-4848.

Adviser
Anfield Capital Management, LLC
4695 MacArthur Court, Suite 430
Newport Beach, CA 92660

Sub-Adviser
Affinity Investment Advisors, LLC
18111 Von Karman Ave
Irvine, CA 92612

Administrator
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

ITEM 2. CODE OF ETHICS.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)	The registrant’s Board of Trustees has determined that Mark Gersten is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Gersten is independent for purposes of this Item.

(a)(2) Not applicable.

(a)(3) In this regard, no member of the audit committee was identified as having all of the required technical attributes identified in instruction 2 (b) to item 3 of Forn N-CSR to qualify as an “audit committee financial expert,” whether through the type of specialized education or experience required by that instruction. At this time, the board believes the experience provided by each member of the audit committee collectively offers the fund adequate oversight by its audit committee given the fund’s level of financial complexity. The board will from time to time reexamine such belief.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for the last fiscal year for professional services rendered by the registrant's principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

Trust Series	2015
Affinity Small Cap Fund	3,500

(b)	Audit-Related Fees. There were no fees billed in the last fiscal year for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.
(c)	Tax Fees. The aggregate fees billed in the last fiscal year for professional services rendered by the principal accountant for tax compliance are as follows:

Trust Series	2015
Affinity Small Cap Fund	750

(d)	All Other Fees. The aggregate fees billed in the last fiscal year for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 for the fiscal year ended July 31, 2015.
(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.
(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
f)	Not applicable. The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).
(g)	All non-audit fees billed by the registrant's principal accountant for services rendered to the registrant for the fiscal year ended July 31, 2015 are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's principal accountant for the registrant's adviser.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6. SCHEDULE OF INVESTMENT

Included in annual report to shareholders filed under item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

(1)	Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Two Roads Shared Trust

By Andrew Rogers	/s/ Andrew Rogers
Principal Executive Officer/President
Date: October 7, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Andrew Rogers	/s/ Andrew Rogers
Principal Executive Officer/President
Date: October 7, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By James Colantino	/s/ James Colantino
Principal Financial Officer/Treasurer
Date: October 7, 2015